Vessels and other equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Lease, Right-of-Use Asset	$ 61	$ 91
Operating Lease, Liability	61	91
Property, Plant and Equipment, Gross	716,680	716,672	$ 713,382
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	97,060	76,241
Depreciation	$ 20,819	$ 21,170
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Operating Lease, Right-of-Use Asset	Operating Lease, Right-of-Use Asset
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Operating Lease, Liability	Operating Lease, Liability
Equipment [Member]
Property, Plant and Equipment, Gross	$ 308	$ 845
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	260	679
Depreciation	$ 118	$ 307	$ 159